Fair values (Tables)	12 Months Ended
Dec. 31, 2023
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis
Total
December 31, 2023 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

— 1,282 — 1,282
Debt securities—U.S. government

obligations

183 — — 183
Derivative assets—current in “Other current assets”

— 169 — 169
Derivative assets—non-current in “Other non-current assets”

— 35 — 35
Total 183 1,486 — 1,669
Liabilities
Derivative liabilities—current

in “Other current liabilities”

— 230 — 230
Derivative liabilities—non-current

in “Other non-current liabilities”

— 246 — 246
Total — 476 — 476
Total
December 31, 2022 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

— 355 — 355
Debt securities—U.S. government

obligations

255 — — 255
Debt securities—Other government

obligations

— 58 — 58
Debt securities—Corporate

— 57 — 57
Derivative assets—current in “Other current assets”

— 184 — 184
Derivative assets—non-current in “Other non-current assets”

— 27 — 27
Total 255 681 — 936
Liabilities
Derivative liabilities—current

in “Other current liabilities”

— 121 — 121
Derivative liabilities—non-current

in “Other non-current liabilities”

— 367 — 367
Total — 488 — 488

Schedule of fair values of financial instruments carried on a cost basis
Carrying Total
December 31, 2023 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

1,431 1,431 — — 1,431
Time deposits

2,460 — 2,460 — 2,460
Restricted cash 18 18 — — 18
Marketable securities and

short-term investments

(excluding

securities):
Time deposits

463 — 463 — 463
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease

obligations)

2,576 2,521 55 — 2,576
Long-term debt (excluding

finance lease obligations)

5,060 5,096 5 — 5,101
Carrying Total
December 31, 2022 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

1,697 1,697 — — 1,697
Time deposits

2,459 — 2,459 — 2,459
Restricted cash 18 18 — — 18
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease

obligations)

2,500 1,068 1,432 — 2,500
Long-term debt (excluding

finance lease obligations)

4,976 4,813 30 — 4,843